Earnings (Loss) Per Share - Summary of Ordinary Shares Equivalents Excluded from the Computation to Eliminate Antidilutive Effect (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Redeemable Preference Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount		1,096,344,600	1,096,344,600
Series Seed Preference Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount		175,050,000	175,050,000
Financial Liability
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	6,892,767	8,786,150	8,786,150
Convertible Debts
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount		199,710,898